Credit Facilities	12 Months Ended
Dec. 31, 2024
Credit Facilities [Abstract]
Credit facilities

Note 9 – Credit facilities

Short-term bank borrowings

Outstanding balances of Short-term bank borrowings as of December 31, 2024 and 2023 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2024	December 31, 2023
Agricultural Bank of China Limited company Ningbo Beilun branch	From December, 2024 to December, 2025	Average rate of 3.10%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	$684,997	$-
China CITIC Bank Co., LTD. Ningbo branch	From July, 2024 to July, 2025	Average rate of 3.15%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	684,997	-
Huishang Bank Co., LTD. Ningbo Beilun branch	From September, 2024 to March, 2025	Average rate of 3.9%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	-	684,997	-
Bank of China Limited Zhenhai branch	From December, 2024 to December, 2025	Average rate of 4.35%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate	-	438,399	-
Ningbo Beilun Branch of Linshang Bank Co., Ltd.	From July, 2023 to July, 2024	Average rate of 6.09%	Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen	July 19, 2024	-	281,694
Agricultural Bank of China	From December, 2023 to December, 2024	Average rate of 3.45%	Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	December 31, 2024	-	704,235
Industrial and Commercial Bank of China[1]	From May, 2023 to May, 2024	Average rate of 3.75%	Guaranteed by Shenzhen High-tech Investment Small and Micro Financing Guarantee Co., Ltd	December 31, 2024	-	325,357
Shanghai Pudong Development Bank Co., Ltd.	From April, 2023 to April, 2024	Average rate of 4.98%	-	April 19, 2024	-	14,085
Bank of China	From March, 2023 to March, 2024	Average rate of 3.85%	Guaranteed by Mr. Lihai Zhang, Ms. Hongyan Zhang and Mr. Chengzhi Zhao, pledged by accounts receivable of the Shenzhen Haiyue Freight Co., Ltd. and a real estate owned by Ms. Hongyan Zhang	March 8, 2024	-	926,774
Bank of China	From March, 2023 to March, 2024	Average rate of 4.10%	Guaranteed by Ningbo Haoxin International Logistics Co., Ltd., Shenzhen Longanda Freight Co., Ltd., Ms. Hongyan Zhang and Mr. Chengzhi Zhao	March 21, 2024	-	39,437
Total					$2,493,390	$2,291,582

1.	In June 2022, the Company entered into a 12-month operating loan agreement with Industrial and Commercial Bank of China. The Company received a fund of RMB 2,310,000 (approximately $334,919) with an annual interest rate of 3.8% to be due in June 2023. On May 24, 2023, the Company paid up the loan. In May 2023, the Company received a fund of RMB 2,310,000 (approximately $325,357) with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid RMB1,809,601 (approximately $247,914) to the Company, with interest payments of $5,165 as of December 31, 2024. As of April 30, 2025, the Company has full repaid this bank loan.

Interest expense incurred from short-term bank borrowings were $76,672, $95,419 and $68,254 for the years ended December 31, 2024, 2023 and 2022, respectively.

The bank loans outstanding for the years ended December 31, 2024 and 2023 carried a weighted average interest rate of approximately 5.1% and 6.1% per annum, respectively.

Loans from other financial institutions

The Company sold some revenue equipment to other financial institutions and leased back from them who also provide the Company an option to repurchase the equipment. Because of the options to repurchase back the equipment, in accordance with ASC 606-10-55-68, these transactions are considered as a financing rather than a sales. Loans from other financial institutions also include loans pledged by the Company’s accounts receivables and owned vehicles. Accordingly, A total of $333,012 was recorded to “Current maturities of loans from other financial institutions” and $144,696 was recorded to “Long-term loans from other financial institutions” of the consolidated balance sheet as of December 31, 2024. A total of $556,284 was recorded to “Current maturities of loans from other financial institutions” and $389,194 was recorded to “Long-term loans from other financial institutions” of the consolidated balance sheet as of December 31, 2023. The total cash received from these transactions were $326,188 and $1,384,466 for the year ended December 31, 2024 and 2023. Interest expense incurred long-term loans from other financial institutions were $106,984, $51,655 and $76,735 for the years ended December 31, 2024, 2023 and 2022, respectively.

The outstanding balances and maturities schedule of loans from other financial institutions is as follow:

Outstanding balances of loans from other financial institutions as of December 31, 2024 and 2023 consisted of the following:

Non-financial institutions name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2024	December 31, 2023
Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	Average rate of 8.46%	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao	-	$218,097	$386,527
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to April 2026	Average rate of 8.84%	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	-	160,464	378,536
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	Average rate of 6.08%	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	-	99,146	-
He Yun International Financial Leasing Co., Ltd.	From December 2023 to November 2024	Average rate of 8.70%	Pledged by vehicle owned by the Company	December 26, 2024	-	143,795
Shuanghui Commercial Factoring Co., Ltd.	From February 2023 to February, 2024	Average rate of 7.50%	Guaranteed by Henan SME Investment Guarantee Co., Ltd, counter-guaranteed by Ms. Shasha Chen, pledged by accounts receivable of the Ningbo Haoxin International Logistics Co., Ltd.	February 16, 2024	-	36,620
Total					$477,708	$945,478

The Company entered into a loan agreement with He Yun International Financial Leasing Co., Ltd. in January 2024, with a term from January 2024 to November 2024. The principal amount was $124,461, carrying an average rate of 8.61% and the loan was pledged by vehicle owned by the Company. As of December 31, 2024, the Company had fully repaid the loan.

The Company entered into a loan agreement with He Yun International Financial Leasing Co., Ltd. in January 2024, with a term from January 2024 to November 2024. The principal amount was $61,020, carrying an average rate of 8.45% and the loan was pledged by vehicle owned by the Company. As of December 31, 2024, the Company had fully repaid the loan.

The maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2024	As of December 31, 2023
Payments due by period
Less than 1 year	$333,012	$556,284
1-2 years	136,968	275,010
2-3 years	4,212	106,239
3-4 years	3,516	4,330
4-5 years	-	3,615
Total	$477,708	$945,478